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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX


          ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act file number    811-04804
                                   ---------------------------------------------

                         The Elite Group of Mutual Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

1325 4th Avenue, Suite 1744         Seattle, Washington             98101
--------------------------------------------------------------------------------
      (Address of principal executive offices)                    (Zip code)

                              Richard S. McCormick

McCormick Capital Management 1325 4th Avenue, Suite 1744      Seattle, WA 98101
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (206) 624-5863
                                                     -------------

Date of fiscal year end:    September 30
                          ------------------------------------

Date of reporting period:   July 1, 2007 - June 30, 2008
                          ------------------------------------

     Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss.
239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

     Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

     (a)  The name of the issuer of the portfolio security;

     (b)  The exchange ticker symbol of the portfolio security;

     (c) The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

     (d)  The shareholder meeting date;

     (e)  A brief identification of the matter voted on;

     (f)  Whether the matter was proposed by the issuer or by a security holder;

     (g)  Whether the registrant cast its vote on the matter;

     (h) How the registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

     (i)  Whether the registrant cast its vote for or against management.

                                   SIGNATURES
                                   ----------

                           [See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                 The Elite Group of Mutual Funds
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Richard S. McCormick
                         -------------------------------------------------------
                               Richard S. McCormick, President
Date      August 1, 2008
     ---------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Syneron Medical LTD  ELOS       M87245102    11/7/2007   Re-appointment of            Issuer        Yes        For         For
                                                         Independent Auditors for
                                                         the company's 2007 fiscal
                                                         yr and an additional
                                                         period until the next
                                                         annual general meeting
                                                         Re-election of Dr. Shimon    Issuer        Yes        Against     Against
                                                         Eckhouse as a class III
                                                         director whose current
                                                         term expires at the meeting
                                                         Re-election of Dr. Michael   Issuer        Yes        Against     Against
                                                         Anghel & Mr. Dan Suesskind
                                                         as external Directors of
                                                         the Co. whose current term
                                                         expires in Nov. 2007
                                                         Approval of Non-executive    Issuer        Yes        Against     Against
                                                         & external director
                                                         compensation & Option
                                                         grants
                                                         Approval of the terms of     Issuer        Yes        Against     Against
                                                         the amended employment
                                                         agreement with Mr. David
                                                         Schlachet, a Director of
                                                         the Co.
                                                         Approval of the purchase     Issuer        Yes        For         For
                                                         of D&O Insurance coverage
                                                         Amendment of the Co.         Issuer        Yes        For         For
                                                         articles of association to
                                                         allow indemnification to
                                                         the fullest extent allowed
                                                         by the 3rd amendment to
                                                         the companies law & to
                                                         authorize the Co. to enter
                                                         into amended & restated
                                                         undertakings with the Co.
                                                         office holders, reflecting
                                                         such amendments to the
                                                         articles of association
------------------------------------------------------------------------------------------------------------------------------------
Atwood Oceanics,     ATW        050095108    2/14/2008   For the recommended          Issuer        Yes        Against     Against
Inc.                                                     directors
                                                         to approve amendment no. 1   Issuer        Yes        Against     Against
                                                         to the long-term incentive
                                                         plan as described in the
                                                         proxy stmnt
                                                         to approve amendment no.1    Issuer        Yes        For         For
                                                         to our amended & restated
                                                         certificate of formation
                                                         to increase the authorized
                                                         shares of common stockas
                                                         described in the proxy
                                                         stmnt.
                                                         To ratify our early          Issuer        Yes        For         For
                                                         election to be governed by
                                                         the Texas Bus. Org. code

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
United               UTX        913017109    4/9/2008    For the recommended          Issuer        Yes        Against     Against
Technologies                                             directors
                                                         Appointment of independent   Issuer        Yes        For         For
                                                         auditors
                                                         Amendment to the 2005 long   Issuer        Yes        Against     Against
                                                         term incentive plan
                                                         Principles fro health care   Shareholder   Yes        Against     For
                                                         reform
                                                         Global set of corporate      Shareholder   Yes        Against     For
                                                         standards
                                                         Pay for superior             Shareholder   Yes        Against     For
                                                         performance
                                                         Offsets for foreign          Shareholder   Yes        Against     For
                                                         military sales
------------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs        GS         38141G104    4/10/2008   For the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         Apptmnt. of                  Issuer        Yes        For         For
                                                         PricewaterhouseCooper as
                                                         independent auditors for
                                                         2008 fiscal yr
                                                         Proposal regarding stock     Shareholder   Yes        Against     For
                                                         options
                                                         proposal regarding an        Shareholder   Yes        Against     For
                                                         advisory vote on executive
                                                         compensation
                                                         Requesting a                 Shareholder   Yes        Against     For
                                                         sustainability report
------------------------------------------------------------------------------------------------------------------------------------
Whirlpool            WHR        963320106    4/15/2008   For the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         Proposal to elect each       Shareholder   Yes        For         Against
                                                         director annually
                                                         To eliminate supermajority   Shareholder   Yes        For         Against
                                                         stockholder vote
                                                         requirements
------------------------------------------------------------------------------------------------------------------------------------
General Electric     GE         369604103    4/23/2008   For the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         Cumulative Voting            Shareholder   Yes        For         Against
                                                         Separate the roles of CEO    Shareholder   Yes        For         Against
                                                         & Chairman
                                                         Recoup unearned management   Shareholder   Yes        Against     For
                                                         bonuses
                                                         Curb over-extended           Shareholder   Yes        Against     For
                                                         directors
                                                         Report on charitable         Shareholder   Yes        Against     For
                                                         contributions
                                                         Global warming report        Shareholder   Yes        Against     For
                                                         Advisory vote on executive   Shareholder   Yes        Against     For
                                                         compensation
------------------------------------------------------------------------------------------------------------------------------------
VF Corp              VFC        918204108    4/22/2008   For the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         Re-approve certain           Issuer        Yes        Against     Against
                                                         material terms of amended
                                                         & restated executive
                                                         compensation plan
                                                         The selection of             Issuer        Yes        For         For
                                                         Pricewaterhousecooper as
                                                         independent registered
                                                         public acct. firm for the
                                                         fiscal year ending 1/3/09

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Wachovia             WB         929903102    4/22/2008   for the recommended          Issuer        Yes        Against     Against
Corporation                                              directors
                                                         to ratify the appt. of       Issuer        Yes        For         For
                                                         KPMG as auditors for the
                                                         year 2008
                                                         proposal regarding           Shareholder   Yes        Against     For
                                                         reporting political
                                                         contributions
                                                         proposal regarding           Shareholder   Yes        Against     For
                                                         reporting a non-binding
                                                         stockholder vote ratifying
                                                         executive compensation
                                                         proposal regarding the       Shareholder   Yes        For         Against
                                                         nomination of directors
------------------------------------------------------------------------------------------------------------------------------------
XL Capital LTD       XL         G98255105    4/25/2008   for the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         the appt. of                 Issuer        Yes        For         For
                                                         Pricewaterhousecooper NY,
                                                         NY to act as the
                                                         indepentent public
                                                         accounting firm for the
                                                         fiscal year ending 12/31/08
                                                         approve the amendment &      Issuer        Yes        Against     Against
                                                         restatement of the
                                                         directors stock & option
                                                         plan
------------------------------------------------------------------------------------------------------------------------------------
AT & T Inc           T          00206R102    4/25/2008   for the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         Ratification of              Issuer        Yes        For         For
                                                         appointment of auditors
                                                         Report on political          Shareholder   Yes        Against     For
                                                         contributions
                                                         Pension credit policy        Shareholder   Yes        Against     For
                                                         Lead independent director    Shareholder   Yes        Against     For
                                                         bylaw
                                                         SERP policy                  Shareholder   Yes        Against     For
                                                         Advisory vote on             Shareholder   Yes        Against     For
                                                         compensation
------------------------------------------------------------------------------------------------------------------------------------
Noble Corp           NE         G65422100    5/1/2008    for the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         the appt. of                 Issuer        Yes        For         For
                                                         Pricewaterhousecooper as
                                                         independent auditors for
                                                         2008
------------------------------------------------------------------------------------------------------------------------------------
Pfizer, Inc          PFE        717081103    4/24/2008   for the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         to ratify the appt. of       Issuer        Yes        For         For
                                                         KPMG as the public
                                                         accounting firm for 2008
                                                         Proposal regarding stock     Shareholder   Yes        Against     For
                                                         options
                                                         Proposal requesting          Shareholder   Yes        For         Against
                                                         separation of Chairman &
                                                         CEO roles
------------------------------------------------------------------------------------------------------------------------------------
ITT Education        ESI        45068B109    5/6/2008    for the recommended          Issuer        Yes        Against     Against
                                                         directors
                                                         the appt. of                 Issuer        Yes        For         For
                                                         pricewaterhousecooper to
                                                         serve as the independent
                                                         accounting firm for fiscal
                                                         year ending 12/31/08

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Google               GOOG       38259P508    5/8/2008    For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Appointment of Ernst &       Issuer        Yes        For         For
                                                         Young as the independent
                                                         accounting firm for the
                                                         fiscal year ending 12/31/08
                                                         approval of an amendment     Issuer        Yes        For         For
                                                         to the 2004 stock plan to
                                                         increase the number of
                                                         auth. shares of class A
                                                         common stock ussuable
                                                         thereunder by 6,5000,000
                                                         Proposal regarding           shareholder   Yes        Against     For
                                                         internet censorship
                                                         Proposal regarding the       shareholder   Yes        Against     For
                                                         creation of a board
                                                         committee on human rights
------------------------------------------------------------------------------------------------------------------------------------
Cummins Inc          CMI        231021106    5/13/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         the appt. of                 Issuer        Yes        For         For
                                                         Pricewaterhousecooper as
                                                         auditors for the year 2008
                                                         to amend restated articles   Issuer        Yes        For         For
                                                         of incorporation to
                                                         increase authorized shares
                                                         proposal to adopt            Issuer        Yes        Against     For
                                                         international labor
                                                         organization standards
------------------------------------------------------------------------------------------------------------------------------------
NYSE Euronext        NYX        629491101    5/15/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         To approve the omnibus       Issuer        Yes        Against     Against
                                                         incentive plan
                                                         the appt. of                 Issuer        Yes        For         For
                                                         Pricewaterhousecooper as
                                                         registered accountants for
                                                         the fiscal year ending
                                                         12/31/08
                                                         to approve the proposal      shareholder   Yes        For         Against
                                                         regarding certificated
                                                         shares
------------------------------------------------------------------------------------------------------------------------------------
Lincoln National     LNC        534187109    5/8/2008    For the recommended          Issuer        Yes        Against     Against
Corp.                                                    Directors
                                                         the appoinment of Ernst      Issuer        Yes        For         For
                                                         Young as public accounting
                                                         firm for 2008
------------------------------------------------------------------------------------------------------------------------------------
Loews Corp.          LTR        540424108    5/13/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         ratify Deloitte & Touche     Issuer        Yes        For         For
                                                         as auditors
                                                         proposal - cumulative        shareholder   Yes        For         Against
                                                         voting
                                                         performance standards for    shareholder   Yes        Against     For
                                                         executive compensation
                                                         proposal - health care       shareholder   Yes        Against     For
                                                         reform
                                                         proposal - advertising       shareholder   Yes        Against     For
                                                         expenditures

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Alaska Air Group     ALK        011659109    5/20/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         to approve the 2008          Issuer        Yes        Against     Against
                                                         performance incentive plan
                                                         To amend governance          Shareholder   Yes        For         Against
                                                         documents regarding poison
                                                         pill
                                                         proposal to adopt            Shareholder   Yes        For         Against
                                                         cumulative voting
                                                         proposal to adopt say on     Shareholder   Yes        Against     For
                                                         executive pay
------------------------------------------------------------------------------------------------------------------------------------
America Movil        AMX        02364W105    4/29/2008   For the recommended          Issuer        Yes        Against     N/A
                                                         Directors
                                                         appointment of delegates     Issuer        Yes        Against     N/A
                                                         to execute and, if
                                                         applicable, formalize the
                                                         resolution adopted by
                                                         meeting.  Adoption of
                                                         resolution thereon.
------------------------------------------------------------------------------------------------------------------------------------
Antigenics Inc.      AGEN       0.37032109   6/4/2008    For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Proposal to amend the 1999   Issuer        Yes        Against     Against
                                                         equity incentive plan
                                                         to ratify the appointment    Issuer        Yes        For         For
                                                         of KPMG LLP as independent
                                                         accounting firm for the
                                                         fiscal year ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
Wesco International  WCC        95082P105    5/21/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Approval of renewal &        Issuer        Yes        Against     Against
                                                         restatement of the 1999
                                                         long-term incentive plan
                                                         The appt. of                 Issuer        Yes        For         For
                                                         Pricewaterhousecooper as
                                                         the independent public
                                                         accounting firm for the
                                                         year ending 12/31/08
------------------------------------------------------------------------------------------------------------------------------------
Unitedhealth Group   UNH        91324P102    6/5/2008    For the recommended          Issuer        Yes        Against     Against
Inc.                                                     Directors
                                                         Approval of material terms   Issuer        Yes        Against     Against
                                                         for payment of executive
                                                         incentive compensation
                                                         the amendment to the 1993    Issuer        Yes        Against     Against
                                                         employee stock purchase
                                                         plan
                                                         Ratification of Deloitte &   Issuer        Yes        For         For
                                                         Touche as independent
                                                         accounting firm ending
                                                         12/31/08
                                                         Proposal concerning          Shareholder   Yes        Against     For
                                                         advisory vote on executive
                                                         compensation
                                                         Proposal concerning          Shareholder   Yes        For         Against
                                                         preformance vesting shares

                                              MEETING                                ISSUER                              FOR/AGAINST
ISSUER               TICKER       CUSIP        DATE        DESCRIPTION OF VOTE        V. SH       VOTED?    VOTE CAST        MGMT
------------------------------------------------------------------------------------------------------------------------------------
Nastech              NSTK       631728409    6/10/2008   For the recommended          Issuer        Yes        Against     Against
Pharmaceutical                                           Directors
                                                         The appointment of KPMG      Issuer        Yes        For         For
                                                         LLP as the independent
                                                         public accounting firm for
                                                         the period ending 12/31/08
                                                         Approval of a proposal to    Issuer        Yes        For         For
                                                         change the capital
                                                         structure by increasing
                                                         the number of authorized
                                                         shares of common stock
                                                         from 50,000,000 to
                                                         90,000,000
                                                         Approval of the 2008         Issuer        Yes        Against     Against
                                                         employee stock option plan
                                                         Approval of the amedment     Issuer        Yes        For         For
                                                         to the company's amended
                                                         and restated certificate
                                                         of incormporation in order
                                                         to change the nameof the
                                                         company to MDRNA, Inc
------------------------------------------------------------------------------------------------------------------------------------
Obagi Medical        OMPI       67423R108    6/10/2008   For the recommended          Issuer        Yes        Against     Against
Products                                                 Directors
                                                         Appointment of               Issuer        Yes        For         For
                                                         Pricewaterhousecoopers as
                                                         the registered public
                                                         accounting firm ending
                                                         12/31/08
------------------------------------------------------------------------------------------------------------------------------------
Altria Group         MO         02209S103    5/28/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Ratification of the          Issuer        Yes        For         For
                                                         selection of independent
                                                         auditors
                                                         Shareholders say on          Shareholder   Yes        Against     For
                                                         Executive pay
                                                         Cumulative Voting            Shareholder   Yes        For         Against
                                                         Apply globally practices     Shareholder   Yes        Against     For
                                                         demanded by the master
                                                         settlement agreement
                                                         stop youth oriented ad       Shareholder   Yes        Against     For
                                                         campaigns
                                                         two cigarette approach to    Shareholder   Yes        Against     For
                                                         marketing
                                                         Endorse health care          Shareholder   Yes        Against     For
                                                         principles
------------------------------------------------------------------------------------------------------------------------------------
First Solar, Inc     FSLR       336433107    5/23/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Appointment of               Issuer        Yes        For         For
                                                         Pricewaterhousecoopers as
                                                         the registered public
                                                         accounting firm ending
                                                         12/31/08
------------------------------------------------------------------------------------------------------------------------------------
Phillips Van Heusen  PVH        718592108    6/19/2008   For the recommended          Issuer        Yes        Against     Against
                                                         Directors
                                                         Appointment of auditors      Issuer        Yes        For         For